Financial Debt - Change in the convertible bond (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial debt
Amortization	€ (106)
Total financial debt	40,660	€ 18,973
Convertible bonds
Disclosure of financial debt
Initial fair value	31,192
Fair value adjustments	51
Total fair value	31,243
Day 1 loss	(8,692)
Amortization	106
Total day 1 loss	(8,586)
Total financial debt	€ 22,657